CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.8%
Cellnex Telecom SA	614,856	$24,094,982	(a)
Deutsche Telekom AG, Registered Shares	5,276,569	117,555,595	(a)

Total Diversified Telecommunication Services		141,650,577

Interactive Media & Services - 1.4%
Tencent Holdings Ltd.	1,446,112	70,467,475	(a)

TOTAL COMMUNICATION SERVICES		212,118,052

CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 1.7%
Compass Group PLC	3,419,499	81,685,068	(a)

Household Durables - 2.1%
Sony Group Corp.	1,184,464	105,833,739	(a)

Specialty Retail - 1.9%
Industria de Diseno Textil SA	3,064,582	95,678,758	(a)

Textiles, Apparel & Luxury Goods - 3.7%
adidas AG	79,231	12,757,477	(a)
Dr. Martens PLC	5,401,359	10,352,017	(a)
LVMH Moet Hennessy Louis Vuitton SE	186,384	162,708,656	(a)

Total Textiles, Apparel & Luxury Goods		185,818,150

TOTAL CONSUMER DISCRETIONARY		469,015,715

CONSUMER STAPLES - 12.8%
Beverages - 2.5%
Diageo PLC	2,908,185	127,163,617	(a)

Food & Staples Retailing - 0.9%
Loblaw Cos. Ltd.	524,619	46,999,049

Food Products - 4.6%
Nestle SA, Registered Shares	1,898,639	231,651,154	(a)

Personal Products - 4.8%
Haleon PLC	19,601,305	78,549,953	*(a)
L’Oreal SA	206,426	85,235,700	(a)
Shiseido Co. Ltd.	1,433,167	74,490,325	(a)

Total Personal Products		238,275,978

TOTAL CONSUMER STAPLES		644,089,798

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Suncor Energy Inc.	3,014,790	104,635,679

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2023 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 13.9%
Banks - 4.2%
BNP Paribas SA	1,740,015	$119,507,482	(a)
Intesa Sanpaolo SpA	35,651,521	93,737,479	(a)

Total Banks		213,244,961

Capital Markets - 6.0%
3i Group PLC	2,407,045	46,960,847	(a)
Deutsche Boerse AG	423,942	75,861,157	(a)
Hong Kong Exchanges & Clearing Ltd.	1,206,452	54,263,304	(a)
London Stock Exchange Group PLC	1,352,230	123,789,886	(a)

Total Capital Markets		300,875,194

Insurance - 3.7%
Aflac Inc.	493,997	36,308,779
AIA Group Ltd.	13,215,395	149,435,035	(a)

Total Insurance		185,743,814

TOTAL FINANCIALS		699,863,969

HEALTH CARE - 16.4%
Biotechnology - 1.4%
Argenx SE, ADR	119,142	45,542,029	*
Zai Lab Ltd., ADR	579,518	24,420,889	*

Total Biotechnology		69,962,918

Health Care Equipment & Supplies - 6.9%
Alcon Inc.	1,077,842	81,332,408	(a)
EssilorLuxottica SA	437,012	80,182,671	(a)
Hoya Corp.	470,230	51,712,105	(a)
Olympus Corp.	5,484,172	103,100,390	(a)
Straumann Holding AG, Registered Shares	226,425	29,647,414	(a)

Total Health Care Equipment & Supplies		345,974,988

Life Sciences Tools & Services - 1.0%
ICON PLC	217,858	50,262,019	*

Pharmaceuticals - 7.1%
Daiichi Sankyo Co. Ltd.	2,583,068	81,126,248	(a)
Novo Nordisk A/S, Class B Shares	1,397,094	193,343,667	(a)
Roche Holding AG	271,647	84,800,154	(a)

Total Pharmaceuticals		359,270,069

TOTAL HEALTH CARE		825,469,994

See Notes to Schedule of Investments.

2	ClearBridge International Growth Fund 2023 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INDUSTRIALS - 16.4%
Aerospace & Defense - 3.0%
Airbus SE	572,312	$71,748,396	(a)
CAE Inc.	1,741,134	39,322,894	*
Safran SA	262,734	37,779,958	(a)

Total Aerospace & Defense		148,851,248

Commercial Services & Supplies - 2.3%
Brambles Ltd.	4,643,204	39,483,766	(a)
Rentokil Initial PLC	12,212,794	74,051,467	(a)

Total Commercial Services & Supplies		113,535,233

Machinery - 2.6%
Atlas Copco AB, Class A Shares	4,131,476	49,024,358	(a)
Sandvik AB	3,984,260	82,345,308	(a)

Total Machinery		131,369,666

Professional Services - 5.9%
Recruit Holdings Co. Ltd	2,138,478	68,774,017	(a)
RELX PLC	2,474,622	73,518,392	(a)
Teleperformance	284,076	78,969,428	(a)
Thomson Reuters Corp.	648,375	77,129,604

Total Professional Services		298,391,441

Road & Rail - 2.6%
Canadian Pacific Railway Ltd.	1,692,210	133,565,739

TOTAL INDUSTRIALS		825,713,327

INFORMATION TECHNOLOGY - 14.1%
Electronic Equipment, Instruments & Components - 3.6%
Keyence Corp.	278,380	128,157,505	(a)
TE Connectivity Ltd.	406,717	51,714,067

Total Electronic Equipment, Instruments & Components		179,871,572

IT Services - 5.2%
Accenture PLC, Class A Shares	265,188	74,000,711
Adyen NV	40,695	61,527,062	*(a)
Amadeus IT Group SA	1,326,440	83,570,962	*(a)
Computershare Ltd.	1,929,628	32,498,537	(a)
Shopify Inc., Class A Shares	201,486	9,927,215	*

Total IT Services		261,524,487

Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV	162,725	107,666,592	(a)
SolarEdge Technologies Inc.	150,217	47,938,751	*

Total Semiconductors & Semiconductor Equipment		155,605,343

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2023 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Software - 2.2%
Nice Ltd., ADR		249,086	$51,667,909	*
SAP SE		495,478	58,733,972	(a)

Total Software			110,401,881

TOTAL INFORMATION TECHNOLOGY			707,403,283

MATERIALS - 5.2%
Chemicals - 2.9%
Givaudan SA, Registered Shares		13,903	45,076,740	(a)
Linde PLC		298,641	98,796,306	(a)

Total Chemicals			143,873,046

Construction Materials - 1.5%
CRH PLC		1,602,770	74,885,480	(a)

Metals & Mining - 0.8%
Barrick Gold Corp.		2,041,670	39,914,649

TOTAL MATERIALS			258,673,175

UTILITIES - 3.9%
Electric Utilities - 3.9%
EDP - Energias de Portugal SA		23,859,698	118,541,138	(a)
Iberdrola SA, ES		110,108	1,291,759	*(a)
Iberdrola SA, SQ		6,606,466	77,505,550	(a)

TOTAL UTILITIES			197,338,447

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (COST - $4,383,520,643)			4,944,321,439

	RATE
SHORT-TERM INVESTMENTS - 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	52,282,235	52,282,235	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.326%	22,406,672	22,406,672	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $74,688,907)			74,688,907

TOTAL INVESTMENTS - 99.9% (Cost - $4,458,209,550)			5,019,010,346
Other Assets in Excess of Liabilities - 0.1%			6,966,477

TOTAL NET ASSETS - 100.0%			$5,025,976,823

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $22,406,672 and the cost was $22,406,672 (Note 2).

See Notes to Schedule of Investments.

4	ClearBridge International Growth Fund 2023 Quarterly Report

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Fund currently operates as a diversified fund. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

6

Notes to Schedule of Investments (unaudited) (cont’d)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

7

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$46,999,049	$597,090,749	—	$644,089,798
Energy	104,635,679	—	—	104,635,679
Financials	36,308,779	663,555,190	—	699,863,969
Health Care	120,224,937	705,245,057	—	825,469,994
Industrials	250,018,237	575,695,090	—	825,713,327
Information Technology	235,248,653	472,154,630	—	707,403,283
Materials	39,914,649	218,758,526	—	258,673,175
Other Common Stocks	—	878,472,214	—	878,472,214

Total Long-Term Investments	833,349,983	4,110,971,456	—	4,944,321,439

Short-Term Investments†	74,688,907	—	—	74,688,907

Total Investments	$908,038,890	$4,110,971,456	—	$5,019,010,346

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

8

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$15,930,014	$122,565,536	122,565,536	$116,088,878	116,088,878

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$141,434	—	$22,406,672

9